Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	COHEN & STEERS PREFERRED SECURITIES & INCOME FUND, INC.
Entity Central Index Key	0001484750
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Class Name	Class A
Trading Symbol	CPXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$57	1.14%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 2.03% total return in the six months ended June 30, 2026, compared with the Blended Benchmark,[1] which returned 2.07%, and the ICE BofA U.S. All Capital Securities Index, which returned 1.59%.

Security selection in the non-U.S. banks sector contributed to relative performance compared with the Blended Benchmark.[1] This included overweight positions in European bank contingent capital securities, which outperformed given their high income and supported by strong European bank fundamentals.

Security selection and an underweight allocation in the underperforming insurance sector also contributed to relative performance. The portfolio benefited from underweight exposure to high-quality issues from Japanese life insurers, which trailed in the period as investors embraced risk.

The Fund's lack of exposure to the media sector further aided relative performance. The sector consists of two issues from a company that waged a costly takeover battle; the securities declined materially on concerns that the company's credit rating could face a downgrade due to its debt financing and leverage.

The Fund used interest rate swaps to manage interest rate risk on certain Fund positions denominated in foreign currencies. While these hedges detracted from performance, the portfolio's securities' returns more than offset the hedging costs. There were no meaningful detractors at the sector level in the period.

Top contributors	Top detractors
Non-U.S. Banks	Interest Rate Swaps
Insurance
Media

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2026)
	1 Year	5 Years	10 Years
With sales charge[3]	2.77%	1.71%	4.02%
Without sales charge	6.77%	2.49%	4.42%
ICE BofA U.S. All Capital Securities Index	5.89%	2.16%	4.38%
ICE BofA Fixed Rate Preferred Securities Index	4.25%	1.24%	3.47%
Linked Blended Benchmark[2]	6.80%	2.82%	4.70%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,181,578,640
Holdings Count | shares	287
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$7,181,578,640
Number of portfolio holdings (excluding derivatives)	287
Portfolio turnover rate[4]	25%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[5,6]	(%)
Citigroup, Inc., 6.875%, Series GG	1.7%
Bank of America Corp., 6.625%, Series OO	1.3%
Citigroup, Inc., 6.95%, Series FF	1.2%
Citigroup, Inc., 6.625%, Series HH	1.2%
BNP Paribas SA, 7.75% (France)	1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.2%
BNP Paribas SA, 8.00% (France)	1.0%
ING Groep NV, 7.00% (Netherlands)	1.0%
Venture Global LNG, Inc., 9.00%	1.0%
Royal Bank of Canada, 6.75% (Canada)	0.9%

Sector diversification[5,7]	(%)
Banking	56.7%
Utilities	11.9%
Insurance	9.7%
Pipelines	7.6%
Telecommunications	5.4%
Financial Services	3.3%
Health Care	0.9%
Energy	0.8%
Consumer Discretionary Products	0.6%
Other (includes short-term investments)	3.1%

Country diversification[5,7]	(%)
United States	43.9%
Canada	16.4%
France	9.7%
United Kingdom	9.4%
Switzerland	5.0%
Spain	3.0%
Germany	2.8%
Netherlands	2.6%
Japan	2.0%
Other (includes short-term investments)	5.2%

Largest Holdings [Text Block]

Top ten holdings[5,6]	(%)
Citigroup, Inc., 6.875%, Series GG	1.7%
Bank of America Corp., 6.625%, Series OO	1.3%
Citigroup, Inc., 6.95%, Series FF	1.2%
Citigroup, Inc., 6.625%, Series HH	1.2%
BNP Paribas SA, 7.75% (France)	1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.2%
BNP Paribas SA, 8.00% (France)	1.0%
ING Groep NV, 7.00% (Netherlands)	1.0%
Venture Global LNG, Inc., 9.00%	1.0%
Royal Bank of Canada, 6.75% (Canada)	0.9%

Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Class Name	Class C
Trading Symbol	CPXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$90	1.79%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 1.71% total return in the six months ended June 30, 2026, compared with the Blended Benchmark,[1] which returned 2.07%, and the ICE BofA U.S. All Capital Securities Index, which returned 1.59%.

Security selection in the non-U.S. banks sector contributed to relative performance compared with the Blended Benchmark.[1] This included overweight positions in European bank contingent capital securities, which outperformed given their high income and supported by strong European bank fundamentals.

Security selection and an underweight allocation in the underperforming insurance sector also contributed to relative performance. The portfolio benefited from underweight exposure to high-quality issues from Japanese life insurers, which trailed in the period as investors embraced risk.

The Fund's lack of exposure to the media sector further aided relative performance. The sector consists of two issues from a company that waged a costly takeover battle; the securities declined materially on concerns that the company's credit rating could face a downgrade due to its debt financing and leverage.

The Fund used interest rate swaps to manage interest rate risk on certain Fund positions denominated in foreign currencies. While these hedges detracted from performance, the portfolio's securities' returns more than offset the hedging costs. There were no meaningful detractors at the sector level in the period.

Top contributors	Top detractors
Non-U.S. Banks	Interest Rate Swaps
Insurance
Media

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2026)
	1 Year	5 Years	10 Years
With sales charge	5.12%[3]	1.84%	3.75%
Without sales charge	6.12%	1.84%	3.75%
ICE BofA U.S. All Capital Securities Index	5.89%	2.16%	4.38%
ICE BofA Fixed Rate Preferred Securities Index	4.25%	1.24%	3.47%
Linked Blended Benchmark[2]	6.80%	2.82%	4.70%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,181,578,640
Holdings Count | shares	287
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$7,181,578,640
Number of portfolio holdings (excluding derivatives)	287
Portfolio turnover rate[4]	25%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[5,6]	(%)
Citigroup, Inc., 6.875%, Series GG	1.7%
Bank of America Corp., 6.625%, Series OO	1.3%
Citigroup, Inc., 6.95%, Series FF	1.2%
Citigroup, Inc., 6.625%, Series HH	1.2%
BNP Paribas SA, 7.75% (France)	1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.2%
BNP Paribas SA, 8.00% (France)	1.0%
ING Groep NV, 7.00% (Netherlands)	1.0%
Venture Global LNG, Inc., 9.00%	1.0%
Royal Bank of Canada, 6.75% (Canada)	0.9%

Sector diversification[5,7]	(%)
Banking	56.7%
Utilities	11.9%
Insurance	9.7%
Pipelines	7.6%
Telecommunications	5.4%
Financial Services	3.3%
Health Care	0.9%
Energy	0.8%
Consumer Discretionary Products	0.6%
Other (includes short-term investments)	3.1%

Country diversification[5,7]	(%)
United States	43.9%
Canada	16.4%
France	9.7%
United Kingdom	9.4%
Switzerland	5.0%
Spain	3.0%
Germany	2.8%
Netherlands	2.6%
Japan	2.0%
Other (includes short-term investments)	5.2%

Largest Holdings [Text Block]

Top ten holdings[5,6]	(%)
Citigroup, Inc., 6.875%, Series GG	1.7%
Bank of America Corp., 6.625%, Series OO	1.3%
Citigroup, Inc., 6.95%, Series FF	1.2%
Citigroup, Inc., 6.625%, Series HH	1.2%
BNP Paribas SA, 7.75% (France)	1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.2%
BNP Paribas SA, 8.00% (France)	1.0%
ING Groep NV, 7.00% (Netherlands)	1.0%
Venture Global LNG, Inc., 9.00%	1.0%
Royal Bank of Canada, 6.75% (Canada)	0.9%

Class F
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Class Name	Class F
Trading Symbol	CPXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class F	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 2.20% total return in the six months ended June 30, 2026, compared with the Blended Benchmark,[1] which returned 2.07%, and the ICE BofA U.S. All Capital Securities Index, which returned 1.59%.

Security selection in the non-U.S. banks sector contributed to relative performance compared with the Blended Benchmark.[1] This included overweight positions in European bank contingent capital securities, which outperformed given their high income and supported by strong European bank fundamentals.

Security selection and an underweight allocation in the underperforming insurance sector also contributed to relative performance. The portfolio benefited from underweight exposure to high-quality issues from Japanese life insurers, which trailed in the period as investors embraced risk.

The Fund's lack of exposure to the media sector further aided relative performance. The sector consists of two issues from a company that waged a costly takeover battle; the securities declined materially on concerns that the company's credit rating could face a downgrade due to its debt financing and leverage.

The Fund used interest rate swaps to manage interest rate risk on certain Fund positions denominated in foreign currencies. While these hedges detracted from performance, the portfolio's securities' returns more than offset the hedging costs. There were no meaningful detractors at the sector level in the period.

Top contributors	Top detractors
Non-U.S. Banks	Interest Rate Swaps
Insurance
Media

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2026)
	1 Year	5 Years	Since inception (4/3/17)
Class F3	7.13%	2.85%	4.61%
ICE BofA U.S. All Capital Securities Index	5.89%	2.16%	4.24%
ICE BofA Fixed Rate Preferred Securities Index	4.25%	1.24%	3.44%
Linked Blended Benchmark[2]	6.80%	2.82%	4.66%

Performance Inception Date	Apr. 03, 2017
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,181,578,640
Holdings Count | shares	287
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$7,181,578,640
Number of portfolio holdings (excluding derivatives)	287
Portfolio turnover rate[4]	25%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[5,6]	(%)
Citigroup, Inc., 6.875%, Series GG	1.7%
Bank of America Corp., 6.625%, Series OO	1.3%
Citigroup, Inc., 6.95%, Series FF	1.2%
Citigroup, Inc., 6.625%, Series HH	1.2%
BNP Paribas SA, 7.75% (France)	1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.2%
BNP Paribas SA, 8.00% (France)	1.0%
ING Groep NV, 7.00% (Netherlands)	1.0%
Venture Global LNG, Inc., 9.00%	1.0%
Royal Bank of Canada, 6.75% (Canada)	0.9%

Sector diversification[5,7]	(%)
Banking	56.7%
Utilities	11.9%
Insurance	9.7%
Pipelines	7.6%
Telecommunications	5.4%
Financial Services	3.3%
Health Care	0.9%
Energy	0.8%
Consumer Discretionary Products	0.6%
Other (includes short-term investments)	3.1%

Country diversification[5,7]	(%)
United States	43.9%
Canada	16.4%
France	9.7%
United Kingdom	9.4%
Switzerland	5.0%
Spain	3.0%
Germany	2.8%
Netherlands	2.6%
Japan	2.0%
Other (includes short-term investments)	5.2%

Largest Holdings [Text Block]

Top ten holdings[5,6]	(%)
Citigroup, Inc., 6.875%, Series GG	1.7%
Bank of America Corp., 6.625%, Series OO	1.3%
Citigroup, Inc., 6.95%, Series FF	1.2%
Citigroup, Inc., 6.625%, Series HH	1.2%
BNP Paribas SA, 7.75% (France)	1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.2%
BNP Paribas SA, 8.00% (France)	1.0%
ING Groep NV, 7.00% (Netherlands)	1.0%
Venture Global LNG, Inc., 9.00%	1.0%
Royal Bank of Canada, 6.75% (Canada)	0.9%

Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Class Name	Class I
Trading Symbol	CPXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 2.17% total return in the six months ended June 30, 2026, compared with the Blended Benchmark,[1] which returned 2.07%, and the ICE BofA U.S. All Capital Securities Index, which returned 1.59%.

Security selection in the non-U.S. banks sector contributed to relative performance compared with the Blended Benchmark.[1] This included overweight positions in European bank contingent capital securities, which outperformed given their high income and supported by strong European bank fundamentals.

Security selection and an underweight allocation in the underperforming insurance sector also contributed to relative performance. The portfolio benefited from underweight exposure to high-quality issues from Japanese life insurers, which trailed in the period as investors embraced risk.

The Fund's lack of exposure to the media sector further aided relative performance. The sector consists of two issues from a company that waged a costly takeover battle; the securities declined materially on concerns that the company's credit rating could face a downgrade due to its debt financing and leverage.

The Fund used interest rate swaps to manage interest rate risk on certain Fund positions denominated in foreign currencies. While these hedges detracted from performance, the portfolio's securities' returns more than offset the hedging costs. There were no meaningful detractors at the sector level in the period.

Top contributors	Top detractors
Non-U.S. Banks	Interest Rate Swaps
Insurance
Media

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2026)
	1 Year	5 Years	10 Years
Class I3	7.06%	2.78%	4.73%
ICE BofA U.S. All Capital Securities Index	5.89%	2.16%	4.38%
ICE BofA Fixed Rate Preferred Securities Index	4.25%	1.24%	3.47%
Linked Blended Benchmark[2]	6.80%	2.82%	4.70%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,181,578,640
Holdings Count | shares	287
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$7,181,578,640
Number of portfolio holdings (excluding derivatives)	287
Portfolio turnover rate[4]	25%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[5,6]	(%)
Citigroup, Inc., 6.875%, Series GG	1.7%
Bank of America Corp., 6.625%, Series OO	1.3%
Citigroup, Inc., 6.95%, Series FF	1.2%
Citigroup, Inc., 6.625%, Series HH	1.2%
BNP Paribas SA, 7.75% (France)	1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.2%
BNP Paribas SA, 8.00% (France)	1.0%
ING Groep NV, 7.00% (Netherlands)	1.0%
Venture Global LNG, Inc., 9.00%	1.0%
Royal Bank of Canada, 6.75% (Canada)	0.9%

Sector diversification[5,7]	(%)
Banking	56.7%
Utilities	11.9%
Insurance	9.7%
Pipelines	7.6%
Telecommunications	5.4%
Financial Services	3.3%
Health Care	0.9%
Energy	0.8%
Consumer Discretionary Products	0.6%
Other (includes short-term investments)	3.1%

Country diversification[5,7]	(%)
United States	43.9%
Canada	16.4%
France	9.7%
United Kingdom	9.4%
Switzerland	5.0%
Spain	3.0%
Germany	2.8%
Netherlands	2.6%
Japan	2.0%
Other (includes short-term investments)	5.2%

Largest Holdings [Text Block]

Top ten holdings[5,6]	(%)
Citigroup, Inc., 6.875%, Series GG	1.7%
Bank of America Corp., 6.625%, Series OO	1.3%
Citigroup, Inc., 6.95%, Series FF	1.2%
Citigroup, Inc., 6.625%, Series HH	1.2%
BNP Paribas SA, 7.75% (France)	1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.2%
BNP Paribas SA, 8.00% (France)	1.0%
ING Groep NV, 7.00% (Netherlands)	1.0%
Venture Global LNG, Inc., 9.00%	1.0%
Royal Bank of Canada, 6.75% (Canada)	0.9%

Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Class Name	Class R
Trading Symbol	CPRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R	$65	1.29%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 1.94% total return in the six months ended June 30, 2026, compared with the Blended Benchmark,[1] which returned 2.07%, and the ICE BofA U.S. All Capital Securities Index, which returned 1.59%.

Security selection in the non-U.S. banks sector contributed to relative performance compared with the Blended Benchmark.[1] This included overweight positions in European bank contingent capital securities, which outperformed given their high income and supported by strong European bank fundamentals.

Security selection and an underweight allocation in the underperforming insurance sector also contributed to relative performance. The portfolio benefited from underweight exposure to high-quality issues from Japanese life insurers, which trailed in the period as investors embraced risk.

The Fund's lack of exposure to the media sector further aided relative performance. The sector consists of two issues from a company that waged a costly takeover battle; the securities declined materially on concerns that the company's credit rating could face a downgrade due to its debt financing and leverage.

The Fund used interest rate swaps to manage interest rate risk on certain Fund positions denominated in foreign currencies. While these hedges detracted from performance, the portfolio's securities' returns more than offset the hedging costs. There were no meaningful detractors at the sector level in the period.

Top contributors	Top detractors
Non-U.S. Banks	Interest Rate Swaps
Insurance
Media

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2026)
	1 Year	5 Years	10 Years
Class R3	6.59%	2.34%	4.27%
ICE BofA U.S. All Capital Securities Index	5.89%	2.16%	4.38%
ICE BofA Fixed Rate Preferred Securities Index	4.25%	1.24%	3.47%
Linked Blended Benchmark[2]	6.80%	2.82%	4.70%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,181,578,640
Holdings Count | shares	287
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$7,181,578,640
Number of portfolio holdings (excluding derivatives)	287
Portfolio turnover rate[4]	25%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[5,6]	(%)
Citigroup, Inc., 6.875%, Series GG	1.7%
Bank of America Corp., 6.625%, Series OO	1.3%
Citigroup, Inc., 6.95%, Series FF	1.2%
Citigroup, Inc., 6.625%, Series HH	1.2%
BNP Paribas SA, 7.75% (France)	1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.2%
BNP Paribas SA, 8.00% (France)	1.0%
ING Groep NV, 7.00% (Netherlands)	1.0%
Venture Global LNG, Inc., 9.00%	1.0%
Royal Bank of Canada, 6.75% (Canada)	0.9%

Sector diversification[5,7]	(%)
Banking	56.7%
Utilities	11.9%
Insurance	9.7%
Pipelines	7.6%
Telecommunications	5.4%
Financial Services	3.3%
Health Care	0.9%
Energy	0.8%
Consumer Discretionary Products	0.6%
Other (includes short-term investments)	3.1%

Country diversification[5,7]	(%)
United States	43.9%
Canada	16.4%
France	9.7%
United Kingdom	9.4%
Switzerland	5.0%
Spain	3.0%
Germany	2.8%
Netherlands	2.6%
Japan	2.0%
Other (includes short-term investments)	5.2%

Largest Holdings [Text Block]

Top ten holdings[5,6]	(%)
Citigroup, Inc., 6.875%, Series GG	1.7%
Bank of America Corp., 6.625%, Series OO	1.3%
Citigroup, Inc., 6.95%, Series FF	1.2%
Citigroup, Inc., 6.625%, Series HH	1.2%
BNP Paribas SA, 7.75% (France)	1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.2%
BNP Paribas SA, 8.00% (France)	1.0%
ING Groep NV, 7.00% (Netherlands)	1.0%
Venture Global LNG, Inc., 9.00%	1.0%
Royal Bank of Canada, 6.75% (Canada)	0.9%

Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Preferred Securities and Income Fund, Inc.
Class Name	Class Z
Trading Symbol	CPXZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Preferred Securities and Income Fund, Inc. (Fund) for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 2.20% total return in the six months ended June 30, 2026, compared with the Blended Benchmark,[1] which returned 2.07%, and the ICE BofA U.S. All Capital Securities Index, which returned 1.59%.

Security selection in the non-U.S. banks sector contributed to relative performance compared with the Blended Benchmark.[1] This included overweight positions in European bank contingent capital securities, which outperformed given their high income and supported by strong European bank fundamentals.

Security selection and an underweight allocation in the underperforming insurance sector also contributed to relative performance. The portfolio benefited from underweight exposure to high-quality issues from Japanese life insurers, which trailed in the period as investors embraced risk.

The Fund's lack of exposure to the media sector further aided relative performance. The sector consists of two issues from a company that waged a costly takeover battle; the securities declined materially on concerns that the company's credit rating could face a downgrade due to its debt financing and leverage.

The Fund used interest rate swaps to manage interest rate risk on certain Fund positions denominated in foreign currencies. While these hedges detracted from performance, the portfolio's securities' returns more than offset the hedging costs. There were no meaningful detractors at the sector level in the period.

Top contributors	Top detractors
Non-U.S. Banks	Interest Rate Swaps
Insurance
Media

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2026)
	1 Year	5 Years	10 Years
Class Z3	7.12%	2.86%	4.79%
ICE BofA U.S. All Capital Securities Index	5.89%	2.16%	4.38%
ICE BofA Fixed Rate Preferred Securities Index	4.25%	1.24%	3.47%
Linked Blended Benchmark[2]	6.80%	2.82%	4.70%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,181,578,640
Holdings Count | shares	287
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2026)
Net assets	$7,181,578,640
Number of portfolio holdings (excluding derivatives)	287
Portfolio turnover rate[4]	25%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2026)

Top ten holdings[5,6]	(%)
Citigroup, Inc., 6.875%, Series GG	1.7%
Bank of America Corp., 6.625%, Series OO	1.3%
Citigroup, Inc., 6.95%, Series FF	1.2%
Citigroup, Inc., 6.625%, Series HH	1.2%
BNP Paribas SA, 7.75% (France)	1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.2%
BNP Paribas SA, 8.00% (France)	1.0%
ING Groep NV, 7.00% (Netherlands)	1.0%
Venture Global LNG, Inc., 9.00%	1.0%
Royal Bank of Canada, 6.75% (Canada)	0.9%

Sector diversification[5,7]	(%)
Banking	56.7%
Utilities	11.9%
Insurance	9.7%
Pipelines	7.6%
Telecommunications	5.4%
Financial Services	3.3%
Health Care	0.9%
Energy	0.8%
Consumer Discretionary Products	0.6%
Other (includes short-term investments)	3.1%

Country diversification[5,7]	(%)
United States	43.9%
Canada	16.4%
France	9.7%
United Kingdom	9.4%
Switzerland	5.0%
Spain	3.0%
Germany	2.8%
Netherlands	2.6%
Japan	2.0%
Other (includes short-term investments)	5.2%

Largest Holdings [Text Block]

Top ten holdings[5,6]	(%)
Citigroup, Inc., 6.875%, Series GG	1.7%
Bank of America Corp., 6.625%, Series OO	1.3%
Citigroup, Inc., 6.95%, Series FF	1.2%
Citigroup, Inc., 6.625%, Series HH	1.2%
BNP Paribas SA, 7.75% (France)	1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37	1.2%
BNP Paribas SA, 8.00% (France)	1.0%
ING Groep NV, 7.00% (Netherlands)	1.0%
Venture Global LNG, Inc., 9.00%	1.0%
Royal Bank of Canada, 6.75% (Canada)	0.9%